Income Taxes - Additional Information (Detail) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax [Line Items]
Provision for income taxes	$ 0	$ 0	$ 0
Net valuation allowance change		(1,800,000)	4,700,000
Cumulative change in ownership		50.00%
Cumulative change in ownership period		3 years
Significant change to its unrecognized tax benefits over the next twelve months		0
Income tax examination years		The tax years 1998 through 2013 remain open to examination by the major taxing authorities.
Domestic Tax Authority [Member]
Income Tax [Line Items]
Net operating loss carryforward		152,100,000
Domestic Tax Authority [Member] | Minimum [Member]
Income Tax [Line Items]
NOL carry forward expiry date		2024
Domestic Tax Authority [Member] | Maximum [Member]
Income Tax [Line Items]
NOL carry forward expiry date		2033
Domestic Tax Authority [Member] | Research and Development Tax Credit Carryforward [Member]
Income Tax [Line Items]
Research and development tax credit carry forwards		6,200,000
State and Local Jurisdiction [Member]
Income Tax [Line Items]
Net operating loss carryforward		152,200,000
State and Local Jurisdiction [Member] | Minimum [Member]
Income Tax [Line Items]
NOL carry forward expiry date		2014
State and Local Jurisdiction [Member] | Maximum [Member]
Income Tax [Line Items]
NOL carry forward expiry date		2033
State and Local Jurisdiction [Member] | Research and Development Tax Credit Carryforward [Member]
Income Tax [Line Items]
Research and development tax credit carry forwards		$ 3,200,000